Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds (FLILX)
A Class of shares of Strategic Advisers Emerging Markets Fund of Funds

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Fund Holdings Information" section on page 47.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

RMFB-14-01  August 8, 2014
1.954797.101

Supplement to the

Strategic Advisers® Income Opportunities Fund of Funds (FSADX)
A Class of shares of Strategic Advisers Income Opportunities Fund of Funds

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

ODFB-14-01  August 8, 2014
1.954796.101

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds
Class L (FQAAX) and Class N (FQABX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Fund Holdings Information" section on page 47.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, on www.advisor.fidelity.com. The fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.

RMF-L-RMF-NB-14-01  August 8, 2014
1.9859953.100

Supplement to the

Strategic Advisers® Income Opportunities Fund of Funds
Class L (FQAFX) and Class N (FQAGX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, on www.advisor.fidelity.com. The fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.

ODF-L-ODF-NB-14-01  August 8, 2014
1.9859954.100

Supplement to the

Strategic Advisers® Emerging Markets Fund of Funds
Class F (FSWPX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Fund Holdings Information" section on page 47.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

RMF-FB-14-01  August 8, 2014
1.9859951.100

Supplement to the

Strategic Advisers® Income Opportunities Fund of Funds

Class F (FLTSX)
A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information replaces similar information found in the "Fund Holdings Information" section on page 39.

The fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end on www.fidelity.com.

ODF-FB-14-01  August 8, 2014
1.9859952.100